Subsidiaries of the Company	12 Months Ended
Dec. 31, 2021
Subsidiaries of the Company
Subsidiaries of the Company

(5)   Subsidiaries of the Company

A list of subsidiaries and the Company’s shareholding percentage in such subsidiaries as of December 31, 2021, 2020 and 2019 are presented below:

Name	Shareholding percentage in subsidiaries
		December 31,
	Country	2021	2020	2019
Bachoco, S.A. de C.V.	Mexico	99.99	99.99	99.99
Bachoco USA, LLC. & Subsidiary	U.S.	100.00	100.00	100.00
Campi Alimentos, S.A. de C.V.	Mexico	99.99	99.99	99.99
Induba Pavos, S.A. de C.V.	Mexico	99.99	99.99	99.99
Bachoco Comercial, S.A. de C.V.	Mexico	99.99	99.99	99.99
PEC LAB, S.A. de C.V.	Mexico	64.00	64.00	64.00
Aviser, S.A. de C.V.	Mexico	—	99.99	99.99
Operadora de Servicios de Personal, S.A. de C.V.	Mexico	—	99.99	99.99
Secba, S.A. de C.V.	Mexico	—	99.99	99.99
Servicios de Personal Administrativo, S.A. de C.V.	Mexico	—	99.99	99.99
Sepetec, S.A. de C.V.	Mexico	—	99.99	99.99
Wii kit RE LTD.	Bermuda	100.00	100.00	100.00
Proveedora La Perla S.A. de C.V.	Mexico	100.00	100.00	100.00
Sonora Agropecuaria, S.A. de C.V.	Mexico	54.84	54.80	—

The main subsidiaries of the group and their activities are as follows:

●	Bachoco, S.A. de C.V. (“BSACV”) (includes four subsidiaries which are 51% owned, and over which BSACV has control). BSACV is engaged in breeding, processing and marketing poultry goods (chicken and eggs).
●	Bachoco USA, LLC. holds the shares of OK Foods, Inc. and, therefore, all operations controlled by the Company in the United States of America. The primary activities of Bachoco USA, LLC and its subsidiary are comprised of the production of chicken products and hatching eggs, mostly marketed in the United States of America and, to a lesser extent, in other foreign markets.
●	Campi Alimentos, S.A. de C.V., is engaged in producing and marketing balanced animal feed and pet treats, mainly for sales to third parties.
●	The main activity of Bachoco Comercial, S.A. de C.V. is the distribution of turkey, beef and pig value-added products.
●	The main activity of Induba Pavos, S.A. de C.V. and Proveedora La Perla, S.A. of C.V. is the leasing of property, plant and equipment to its related parties.
●	PEC LAB, S.A. de C.V. is the holding of the shares of Pecuarius Laboratorios, S.A. de C.V. Its main activity consists of the production and distribution of medicines and vaccines for animal consumption.
●	Aviser, S.A. de C.V., Operadora de Servicios de Personal, S.A. de C.V., Secba, S.A. de C.V., Servicios de Personal Administrativo, S.A. de C.V. and Sepetec, S.A de C.V. until July 2021, were engaged in providing administrative and operating services rendered to their related parties. Derived from the requirements of the Labor Reform in Mexico (see note 2f), in July 2021 these companies merged with Bachoco, S.A. de C.V., subsisting this as a merging company, which acquires all the debts and responsibilities of the merged companies, subrogating the merged company in all its commercial, civil, labor, fiscal rights and obligations and of any other nature without exception.
●	Wii kit RE LTD. in Bermuda, it is a Class I reinsurance company that provides insurance coverage to its affiliates.
●	Sonora Agropecuaria, S.A. DE C.V., in Mexico, it is dedicated to the pig processing and distribution. During 2021 the company merged Interswine S. de R.L. de C.V., Agropecuaria Sasapork S.P.R de R.L. de C.V., Cerdo Industrializado S.A. de C.V., Productora Industrializada S.A. of C.V. and Whitecaps S.A. de C.V., subsisting Sonora Agropecuaria, S.A. of C.V. as a merging. The transaction was recorded in accordance with that is described in the accounting policies, causing no impact on the Company's consolidated financial statements.

None of the Company’s contracts or loan agreements restrict the net assets of its subsidiaries.